FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments

August 31, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INFORMATION TECHNOLOGY SERVICES — 7.7%
CSG Systems International, Inc.	190,030	$10,993,236
Fabrinet (Thailand)(a)	184,357	18,959,274
Science Applications International Corp.	82,975	7,556,533
		$37,509,043
OIL & GAS SERVICES & EQUIPMENT — 7.2%
New Jersey Resources Corp.	272,460	$12,026,384
South Jersey Industries, Inc.	377,898	12,791,847
UGI Corp.	253,575	10,016,213
		$34,834,444
LIFE SCIENCE EQUIPMENT — 6.7%
American Equity Investment Life Holding Co.	543,598	$20,656,724
CNO Financial Group, Inc.	629,935	11,597,103
		$32,253,827
INDUSTRIALS — 6.4%
CSW Industrials, Inc.	68,777	$8,707,168
Enovis Corp.(a)	16,974	859,733
Esab Corp.	16,974	697,462
Kimball International, Inc. Class B	242,750	1,857,037
L B Foster Co. Class A(a)	112,678	1,476,082
MasTec, Inc.(a)	217,484	17,507,462
		$31,104,944
P&C INSURANCE — 6.3%
Enstar Group Ltd. (Bermuda)(a)	7,903	$1,495,643
Horace Mann Educators Corp.	416,776	14,908,078
RLI Corp.	129,811	14,248,055
		$30,651,776
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 6.1%
Carter's, Inc.	58,772	$4,340,312
Deckers Outdoor Corp.(a)	27,860	8,958,940
G-III Apparel Group Ltd.(a)	341,416	7,193,635
PVH Corp.	158,166	8,896,838
		$29,389,725
SEMICONDUCTOR DEVICES — 6.0%
Qorvo, Inc.(a)	68,080	$6,112,222
Synaptics, Inc.(a)	122,460	14,157,601
Vishay Intertechnology, Inc.	444,634	8,745,951
		$29,015,774
BANKS — 6.0%
Axos Financial, Inc.(a)	95,615	$3,994,795
ServisFirst Bancshares, Inc.	296,364	25,001,267
		$28,996,062
TECHNOLOGY DISTRIBUTORS — 5.9%
Arrow Electronics, Inc.(a)	76,065	$7,972,373
TD SYNNEX Corp.	213,712	20,576,191
		$28,548,564

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

August 31, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
PACKAGED FOOD — 3.0%
TreeHouse Foods, Inc.(a)	106,948	$4,983,777
United Natural Foods, Inc.(a)	217,954	9,607,412
		$14,591,189
INDUSTRIAL DISTRIBUTION & RENTAL — 2.9%
MSC Industrial Direct Co., Inc. Class A	152,439	$12,074,693
VSE Corp.	47,401	1,983,732
		$14,058,425
COMMUNICATIONS EQUIPMENT — 2.5%
InterDigital, Inc.	240,918	$12,084,447
		$12,084,447
APPLICATION SOFTWARE — 2.4%
Concentrix Corp.	92,950	$11,691,251
		$11,691,251
AIRCRAFT & PARTS — 2.3%
Atlas Air Worldwide Holdings, Inc.(a)	80,949	$8,088,424
Ducommun, Inc.(a)	73,372	3,228,368
		$11,316,792
AGRICULTURAL MACHINERY — 2.2%
AGCO Corp.	12,587	$1,368,333
Darling Ingredients, Inc.(a)	124,398	9,461,712
		$10,830,045
CEMENT & AGGREGATES — 2.2%
Oshkosh Corp.	135,597	$10,815,217
		$10,815,217
PUBLISHING & BROADCASTING — 1.8%
Scholastic Corp.	194,109	$8,911,544
		$8,911,544
FINANCIALS — 1.8%
MGIC Investment Corp.	595,000	$8,502,550
		$8,502,550
HEALTH CARE SUPPLY CHAIN — 1.5%
Owens & Minor, Inc.	243,165	$7,175,799
		$7,175,799
OTHER WHOLESALERS — 1.4%
Mativ Holdings, Inc.	282,385	$6,669,934
		$6,669,934

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

August 31, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
FLOW CONTROL EQUIPMENT — 1.3%
Graco, Inc.	94,946	$6,061,353
		$6,061,353
BASIC & DIVERSIFIED CHEMICALS — 1.1%
Livent Corp.(a)	169,440	$5,452,579
		$5,452,579
REAL ESTATE SERVICES — 1.1%
Equity Commonwealth(a)	196,306	$5,164,811
		$5,164,811
CONTAINERS & PACKAGING — 1.1%
Graphic Packaging Holding Co.	231,077	$5,146,085
		$5,146,085
RETAILING — 1.0%
Sprouts Farmers Market, Inc.(a)	162,980	$4,710,122
		$4,710,122
ELECTRICAL COMPONENTS — 0.7%
Chase Corp.	14,303	$1,260,952
Littelfuse, Inc.	8,195	1,944,018
		$3,204,970
INTERNET MEDIA — 0.5%
IAC, Inc.(a)	40,154	$2,580,697
		$2,580,697
OTHER COMMERCIAL SERVICES — 0.4%
UniFirst Corp.	10,760	$1,939,597
		$1,939,597
TOTAL COMMON STOCKS — 89.5% (Cost $334,714,230)		$433,211,566

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

August 31, 2022

(Unaudited)

PREFERRED STOCKS	Shares	Fair Value
INDUSTRIALS — 0.0%
WESCO International, Inc. — 10.625%	6,085	$169,285

TOTAL PREFERRED STOCKS — 0.0% (Cost $161,253)		$169,285

TOTAL INVESTMENT SECURITIES — 89.5% (Cost $334,875,483)		$433,380,851

SHORT-TERM INVESTMENTS — 10.5%
State Street Institutional Treasury Plus Money Market Fund, 2.22%(b)	50,990,128	$50,990,128
TOTAL SHORT-TERM INVESTMENTS (Cost $50,990,128)		$50,990,128

TOTAL INVESTMENTS — 100.0% (Cost $385,865,611)		$484,370,979
Other Assets and Liabilities, net — (0.0)%		(92,847)
NET ASSETS — 100.0%		$484,278,132

(a)	Non-income producing security.
(b)	Represents the 7-day effective yield as of August 31, 2022.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of August 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Information Technology Services	$37,509,043	—	—	$37,509,043
Oil & Gas Services & Equipment	34,834,444	—	—	34,834,444
Life Science Equipment	32,253,827	—	—	32,253,827
Industrials	31,104,944	—	—	31,104,944
P&C Insurance	30,651,776	—	—	30,651,776
Apparel, Footwear & Accessory Design	29,389,725	—	—	29,389,725
Semiconductor Devices	29,015,774	—	—	29,015,774
Banks	28,996,062	—	—	28,996,062
Technology Distributors	28,548,564	—	—	28,548,564
Packaged Food	14,591,189	—	—	14,591,189
Industrial Distribution & Rental	14,058,425	—	—	14,058,425
Communications Equipment	12,084,447	—	—	12,084,447
Application Software	11,691,251	—	—	11,691,251
Aircraft & Parts	11,316,792	—	—	11,316,792
Agricultural Machinery	10,830,045	—	—	10,830,045

Investments	Level 1	Level 2	Level 3	Total
Cement & Aggregates	$10,815,217	—	—	$10,815,217
Publishing & Broadcasting	8,911,544	—	—	8,911,544
Financials	8,502,550	—	—	8,502,550
Health Care Supply Chain	7,175,799	—	—	7,175,799
Other Wholesalers	6,669,934	—	—	6,669,934
Flow Control Equipment	6,061,353	—	—	6,061,353
Basic & Diversified Chemicals	5,452,579	—	—	5,452,579
Real Estate Services	5,164,811	—	—	5,164,811
Containers & Packaging	5,146,085	—	—	5,146,085
Retailing	4,710,122	—	—	4,710,122
Electrical Components	3,204,970	—	—	3,204,970
Internet Media	2,580,697	—	—	2,580,697
Other Commercial Services	1,939,597	—	—	1,939,597
Preferred Stocks
Industrials	169,285	—	—	169,285
Short-Term Investments	—	$50,990,128	—	50,990,128
	$433,380,851	$50,990,128	—	$484,370,979

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended August 31, 2022.

The Fund did not hold derivatives during the period ended August 31, 2022.

NOTE 2 — Federal Income Tax

The cost of investment securities held at August 31, 2022 (excluding short-term investments), was $335,123,356 for federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$110,405,943
Gross unrealized depreciation:	(12,148,448)
Net unrealized appreciation:	$98,257,495